SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Depreciation and Amortization (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 4,567,254	$ 2,001,688	$ 8,131,610	$ 3,992,364
Depreciation – right-of-use assets	2,527,502	1,734,020	5,038,225	3,285,854
Amortization – intangible assets	2,013,406	1,825,651	4,025,641	3,196,798
Total depreciation and amortization	$ 9,108,162	$ 5,561,359	$ 17,195,476	$ 10,475,016